Investments - Revenue and profit, If the acquisitions had occurred on beginning (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Business combinations
Net Revenue, If the acquisitions had occurred on 1 January 2021	R$ 1,386,169	R$ 160,490	R$ 87,530
Profit for the year, If the acquisitions had occurred on 1 January 2021	R$ 243,894	R$ 28,298	R$ 17,523